Colonial Global Equity Fund

                     Supplement to March 1, 2000 Prospectus
                     and Statement of Additional Information


The Fund's prospectus and Statement of Additional Information are amended as follows:

Shareholder Meeting to Consider Management Agreement. The Board of Trustees of Liberty Funds Trust III has called a meeting of the Fund's shareholders for June 1, 2000 to vote on a proposed management agreement with Newport Fund Management, Inc. (Newport), an affiliate of Colonial Management Associates, Inc. (Colonial), the Fund's investment advisor. At a February 17, 2000 meeting, the Fund's Board of Trustees voted in favor of the proposed management agreement. Accordingly, if the Fund's shareholders approve the proposed management agreement, Newport will replace Colonial as the Fund's investment advisor and will provide investment management services to the Fund, for the same investment management fee and on substantially the same terms and conditions as the Fund's existing management agreement with Colonial. Newport is a wholly owned subsidiary of Liberty Financial Companies, Inc. (LFC), and is located at 580 California Street, Suite 1960, San Francisco, CA 94104. Newport is registered as an investment advisor under the Investment Advisers Act of 1940 and specializes in international investing. As of February 29, 2000, Newport managed over $2.6 billion in assets.

Portfolio Managers. Effective March 15, 2000, Ophelia Barsketis and Deborah A. Jansen will replace Nicholas Ghajar as co-managers of the Fund. Effective March 15, 2000, each of the co-managers will become joint employees of Newport, Colonial and Stein Roe & Farnham Incorporated (Stein Roe), an affiliate of Colonial. Both Colonial and Stein Roe are indirect wholly owned subsidiaries of LFC.

Ms. Barsketis will be a Managing Director of Newport. She also is a Senior Vice President of both Colonial and Stein Roe. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities as co-manager of the Colonial Global Utilities Fund in September, 1993, and the Stein Roe Global Utilities Fund, Variable Series in November, 1997.

Ms. Jansen will be a Senior Vice President of Newport. She holds the same position with both Colonial and Stein Roe. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities as co-manager of the Colonial Global Utilities Fund in April, 1996, and the Stein Roe Global Utilities Fund, Variable Series, in November, 1997. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as Vice President in March, 1996. For a period of time before returning to Stein Roe in March, 1996, Ms. Jansen was a Senior Equity Research Analyst for BancOne Investment Advisers Corporation.

Investment Advisor. Effective March 15, 2000, Colonial will use Newport's trading facilities when buying or selling foreign securities for the Fund's portfolio. Newport will execute all trades under its own procedures.

This Supplement is dated March 15, 2000.

781-36/829A-0300

                         Colonial Global Utilities Fund

                     Supplement to March 1, 2000 Prospectus
                     and Statement of Additional Information

The Fund's prospectus and Statement of Additional Information are amended as follows:

Shareholder Meeting to Consider Management Agreement. The Board of Trustees of Liberty Funds Trust III has called a meeting of the Fund's shareholders for June 1, 2000 to vote on a proposed management agreement with Newport Fund Management, Inc. (Newport), an affiliate of Stein Roe & Farnham Incorporated (Stein Roe), the Fund's investment advisor. At a February 17, 1999 meeting, the Fund's Board of Trustees voted in favor of the proposed management agreement. Accordingly, if the Fund's shareholders approve the proposed management agreement, Newport will replace Stein Roe as the Fund's investment advisor and will provide investment management services to the Fund, for the same investment management fee and on substantially the same terms and conditions as the Fund's existing management agreement with Stein Roe. Newport is a wholly owned subsidiary of Liberty Financial Companies, Inc. (LFC) and is located at 580 California Street, Suite 1960, San Francisco, CA 94104. Newport is registered as an investment advisor under the Investment Advisers Act of 1940 and specializes in international investing. As of February 29, 2000, Newport managed over $2.6 billion in assets.

Portfolio  Managers.  Effective  March 15, 2000,  Ophelia  Barsketis and Deborah
A. Jansen, the co-managers of the Fund, will become joint employees of Newport, Stein Roe and Colonial Management Associates, Inc. (Colonial). Both Colonial and Stein Roe are indirect wholly owned subsidiaries of LFC.

Ms. Barsketis will be a Managing Director of Newport. She also is a Senior Vice President of both Colonial and Stein Roe. Ms. Barsketis joined Stein Roe in 1983 and progressed through a variety of equity analyst positions before assuming her current responsibilities as co-manager of the Colonial Global Utilities Fund in September, 1993, and the Stein Roe Global Utilities Fund, Variable Series in November, 1997.

Ms. Jansen will be a Senior Vice President of Newport. She holds the same position with both Colonial and Stein Roe. Ms. Jansen joined Stein Roe in 1987 and served as an associate economist and senior economist before assuming her current responsibilities as co-manager of the Colonial Global Utilities Fund in April, 1996, and the Stein Roe Global Utilities Fund, Variable Series in November, 1997. Ms. Jansen left Stein Roe in January, 1995 and returned to her position as Vice President in March, 1996. For a period of time before returning to Stein Roe in March, 1996, Ms. Jansen was a Senior Equity Research Analyst for BancOne Investment Advisers Corporation.

Investment Advisor. Effective March 15, 2000, Stein Roe will use Newport's trading facilities when buying or selling foreign securities for the Fund's portfolio. Newport will execute all trades under its own procedures.

This Supplement is dated March 15, 2000.


733-36/830A-0300


                      Colonial International Horizons Fund

                     Supplement to March 1, 2000 Prospectus
                     and Statement of Additional Information

The Fund's prospectus and Statement of Additional Information are amended as follows:

Shareholder Meeting to Consider Management Agreement. The Board of Trustees of Liberty Funds Trust III has called a meeting of the Fund's shareholders for June 1, 2000 to vote on a proposed management agreement with Newport Fund Management, Inc. (Newport), an affiliate of Colonial Management Associates, Inc. (Colonial), the Fund's investment advisor. At a February 17, 2000 meeting, the Fund's Board of Trustees voted in favor of the proposed management agreement. Accordingly, if the Fund's shareholders approve the proposed management agreement, Newport will replace Colonial as the Fund's investment advisor and will provide investment management services to the Fund, for the same investment management fee and on substantially the same terms and conditions as the Fund's existing management agreement with Colonial. Newport is a wholly owned subsidiary of Liberty Financial Companies, Inc. (LFC), and is located at 580 California Street, Suite 1960, San Francisco, CA 94104. Newport is registered as an investment advisor under the Investment Advisers Act of 1940 and specializes in international investing. As of February 29, 2000, Newport managed over $2.6 billion in assets.

Portfolio Managers. Effective March 15, 2000, Charles R. Roberts, Michael Ellis and Deborah F. Snee will replace Nicholas Ghajar as co-managers of the Fund. Effective March 15, 2000, each of the co-managers will become joint employees of Newport, Colonial and Stein Roe & Farnham Incorporated (Stein Roe), an affiliate of Colonial. Both Colonial and Stein Roe are indirect wholly owned subsidiaries of LFC.

Mr. Roberts is a Managing Director of Newport. Mr. Roberts is also a Managing Director of Newport Pacific Management, Inc. (Newport Pacific), Newport's immediate parent. Mr. Roberts will be a Senior Vice President of both Colonial and Stein Roe. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998, where he has managed other funds or accounts on behalf of Newport and Newport Pacific. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International since prior to 1994.

Mr. Ellis is a Senior Vice President of both Newport and Newport Pacific. Mr. Ellis will hold the same position with Colonial and Stein Roe. Prior to joining Newport and Newport Pacific in December, 1996, he was a Vice President at Matthews International Capital Management since September, 1991.

Ms. Snee is a Vice President and Europe analyst at Newport. She also will be an analyst at Colonial and Stein Roe. Prior to working at Newport, Ms. Snee spent five years at Sit/Kim as an emerging markets analyst.

Investment Advisor. Effective March 15, 2000, Colonial will use Newport's trading facilities when buying or selling foreign securities for the Fund's portfolio. Newport will execute all trades under its own procedures.

This Supplement is dated March 15, 2000.

782-36/831A-0300